Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 32,283	¥ 70,300
Property under facility operations	1,977	2,811
Other assets	¥ 2,508	¥ 9,959